Unaudited Condensed Consolidated Statements of Financial Position	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
Current assets
Cash and bank balances	RM 23,065,496	$ 5,148,548	RM 33,361,224	$ 7,065,062
Trade receivables, net	76,650,000	17,109,375	27,846,000	5,897,077
Other receivables, deposits and prepayments, net	436,795	97,499	9,473,193	2,006,182
Inventories	26,000,000	5,803,571
Current tax asset	17,710	3,953	38,559	8,166
Total current assets	126,170,001	28,162,946	70,718,976	14,976,487
Non-current assets
Property, plant and equipment	99,126,670	22,126,489	113,296,534	23,993,336
Right-of-use asset	72,668	16,220	134,954	28,580
Intangible asset	78,930,985	17,618,523	88,759,218	18,796,954
Total non-current assets	178,130,323	39,761,232	202,190,706	42,818,870
Total assets	304,300,324	67,924,178	272,909,682	57,795,357
Current liabilities
Trade payables	46,900,000	10,468,750	300,000	63,532
Other payables and accruals	1,456,325	325,072	1,130,017	239,308
Current tax liabilities	15,192	3,391	26,674	5,649
Contract liability	14,000,000	3,125,000
Lease liability	75,727	16,903	127,945	27,095
Total current liabilities	62,447,244	13,939,116	1,584,636	335,584
Non-current liabilities
Deferred tax liabilities	6,286,192	1,403,168	7,237,031	1,532,620
Lease liability			10,954	2,320
Total non-current liabilities	6,286,192	1,403,168	7,247,985	1,534,940
Total liabilities	68,733,436	15,342,284	8,832,621	1,870,524
Net assets	235,566,888	52,581,894	264,077,061	55,924,833
Equity
Share capital	23,308,795	5,202,856	23,308,795	4,936,212
Reserves	212,257,693	47,378,950	240,767,866	50,988,536
Equity attributable to owners of the Company	235,566,488	52,581,806	264,076,661	55,924,748
Non-controlling interests	400	88	400	85
Total equity	RM 235,566,888	$ 52,581,894	RM 264,077,061	$ 55,924,833